SHARE-BASED COMPENSATION - Additional Information (Detail)					1 Months Ended				6 Months Ended			12 Months Ended
	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Oct. 18, 2016 $ / shares shares	Oct. 18, 2016 ¥ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares	Jun. 24, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			26,860,000	26,860,000
Compensation expenses for shares granted | ¥										¥ 2,307,000	¥ 399,000
Stock options exercisable									37,690,027	37,690,027
Mr. Qu, Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					72,000,000	72,000,000
Share options granted, exercise price per share | ¥ / shares						¥ 0
2019 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of maximum number of shares issued									10.00%	10.00%
Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options - Vested or expected to vest									10,250,000	10,250,000		10,250,000
Stock Option A | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring										25.00%
Stock Option A | Management, Employees and Non employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted, exercise price per share | (per share)			$ 0.31	¥ 2
Share options granted, vesting percentage on the first and second anniversary after the IPO date										50.00%
Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation stock options outstanding number											23,850,000	23,850,000
Share based compensation stock options outstanding weighted average intrinsic value										0
Compensation expenses for shares granted | ¥										¥ 0
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted							43,140,000	43,140,000
Share options granted, exercise price per share | (per share)							$ 0.31	¥ 2
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested										3,590,000
Compensation expenses for shares granted | ¥											¥ 399,000
Unrecognized compensation expenses | ¥												¥ 69,000
Share-based Payment Arrangement, Option | Mr. Qu, Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, grant date fair value | $ / shares					$ 1.4537
Share-based Payment Arrangement, Option | Mr. Sun, Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					50,360,000	50,360,000
Stock options, grant date fair value | $ / shares									$ 1.4537
Share options granted, exercise price per share | ¥ / shares						¥ 0
Share options vested	3,590,000	3,590,000
Exercise of share-based compensation, shares					43,180,000	43,180,000
Share-based Payment Arrangement, Option | 2022 RSU | Mr. Sun, Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued		0
Class B Ordinary Shares | Stock Option A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable									10,250,000	10,250,000
Class A Ordinary Shares | Stock Option B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable									23,850,000	23,850,000
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved									86,000,000	86,000,000
Yijia Inc | Class B Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares held and reserved													75,200,000